Related Party Transactions (Details) - Schedule of the Significant Transactions with Related Parties - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Total cost of revenues – related parities	$ 293,226	$ 281,201
Wuxi Kaiteng Mold Factory [Member]
Related Party Transaction [Line Items]
Total cost of revenues – related parities	$ 293,226	$ 281,201